Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Other Comprehensive Income (Loss)

NOTE 6 - OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in each component of accumulated other comprehensive income (loss), net of tax, as of December 31, 2019, 2018 and 2017.

	For the Year Ended December 31, 2019			For the Year Ended December 31, 2018			For the Year Ended December 31, 2017
	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total
Beginning balance	$2,347	$(3,799)	$(1,452)	$3,185	$(4,309)	$(1,124)	$2,008	$(4,345)	$(2,337)
Other comprehensive income (loss) before reclassifications	10,561	(2,333)	8,228	(886)	393	(493)	620	553	1,173
Amounts reclassified from accumulated other comprehensive income (loss)	(25)	123	98	326	117	443	(8)	247	239
Net current-period other comprehensive income (loss)	10,536	(2,210)	8,326	(560)	510	(50)	612	800	1,412
Reclassification of certain income tax effects from accumulated other comprehensive income (loss)	—	—	—	—	—	—	565	(764)	(199)
Reclassification of equity securities from accumulated other comprehensive income (loss)	—	—	—	(278)	—	(278)	—	—	—
Ending balance	$12,883	$(6,009)	$6,874	$2,347	$(3,799)	$(1,452)	$3,185	$(4,309)	$(1,124)

NOTE 6 - OTHER COMPREHENSIVE INCOME (LOSS) (Continued)

The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss as of December 31, 2019, 2018 and 2017.

	Amount Reclassified from Accumulated Other Comprehensive Loss (a)
	For the year ended December 31,
Details about Accumulated Other Comprehensive Income (Loss) Components	2019		2018		2017		Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available-for-sale securities	$32		$(413)		$12		Net gain (loss) on sale of securities
Tax effect	(7)		87		(4)		Income taxes
	25		(326)		8
Amortization of defined benefit pension items
Actuarial losses	(156)	(b)	(149)	(b)	(380)	(b)	Other operating expenses
Tax effect	33		32		133		Income taxes
	(123)		(117)		(247)
Total reclassifications for the period	$(98)		$(443)		$(239)

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.
(b)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension cost.